Expense Example - Investor A, C and Institutional - BlackRock National Municipal Fund	Oct. 28, 2020 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 497
Expense Example, with Redemption, 3 Years	668
Expense Example, with Redemption, 5 Years	853
Expense Example, with Redemption, 10 Years	1,388
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	301
Expense Example, with Redemption, 10 Years	684
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	252
Expense Example, with Redemption, 3 Years	479
Expense Example, with Redemption, 5 Years	830
Expense Example, with Redemption, 10 Years	$ 1,820